Significant Accounting Policies (Schedule of Intangible Assets, Useful Lives) (Details)	12 Months Ended
Dec. 31, 2019
Product Rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	Estimated economic life
Licensing Rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	Term of license agreement
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	Life of patent